Schedule of Investments
March 31, 2024 (unaudited)
AmericaFirst Defensive Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 83.99%

Aerospace & Defense - 4.90%
RTX Corp.	538	52,471

Beverages - 5.29%
PepsiCo, Inc.	324	56,703

Biotechnology - 4.29%
Vertex Pharmaceuticals, Inc. (2)	110	45,981

Consumer Staples Distribution - 5.54%
Costco Wholesale Corp.	81	59,343

Electric Services - 4.15%
The Southern Co.	619	44,407

Health Care Equipment and Supplies - 4.32%
Abbott Laboratories	407	46,260

Health Care Providers & Services - 4.96%
McKesson Corp.	99	53,148

Household Products - 4.42%
Clorox Co.	309	47,311

IT Services - 4.90%
International Business Machines Corp. (2)	275	52,514

Malt Beverages - 4.11%
Molson Coors Beverage Co. Class B	654	43,982

Measuring & Controlling Devices, NEC - 4.56%
Thermo Fisher Scientific, Inc.	84	48,822

Pharmaceutical Preparations - 1.80%
Viatris, Inc	1,615	19,283

Pharmaceuticals - 17.74%
Eli Lilly & Co.	114	88,687
Johnson & Johnson	283	44,767
Novo Nordisk A/S	440	56,496

		189,950

Retail-Family Clothing Stores - 4.19%
The TJX Companies, Inc.	442	44,828

Service-Business Services, NEC - 8.83%
Booking Holdings, Inc.	13	47,162
Visa, Inc.	170	47,444

		94,606

Total Common Stock	(Cost $ 750,411)	899,609

Real Estate Investment Trusts - 4.01%

Ventas, Inc.	987	42,974

Total Real Estate Investment Trusts	(Cost $ 42,043)	42,974

Money Market Registered Investment Companies - 11.49%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 5.37% (4)	123,088	123,088

Total Money Market Registered Investment Companies	(Cost $ 123,088)	123,088

Total Investments - 99.50%	(Cost $ 915,542)	1,065,671

Other Assets Less Liabilities - .50%		5,367

Total Net Assets - 100.00%		1,071,038

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 28, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (3)
Level 1 - Quoted Prices	$1,065,671	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs	-	-
Total	$1,065,671	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 28, 2024.